Post-employment benefits for employees (Details 5) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Discount rate | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (501)	$ (484)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	528	511
Life expectancy | 1 year increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	638	611
Rate of pension increase | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	344	329
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(53)	(52)
Interest on savings account | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	45	43
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(44)	(41)
Salary increase | 25 basis point change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	40	41
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (41)	$ (41)